ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

August 29, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification on behalf of the Registrant that the Prospectus for ALPS Active REIT ETF does not differ from the form of the Prospectus filed in Post-Effective Amendment No. 328 on August 24, 2023, which was filed electronically.

Sincerely,

/s/Susan Cannon
Susan Cannon
Assistant Secretary

cc:	Adam T. Teufel, Esq.
Dechert LLP